IFRS 7 - Disclosure - Liquidity Risk - Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 373,807	$ 293,632
Encumbered liquid assets	151,135	144,939
Unencumbered liquid assets	222,672	148,693
Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	62,518	17,359
Encumbered liquid assets	133	784
Unencumbered liquid assets	62,385	16,575
Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	204,605	172,086
Encumbered liquid assets	108,425	100,203
Unencumbered liquid assets	96,180	71,883
Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	9,086	8,067
Encumbered liquid assets	2,603	1,838
Unencumbered liquid assets	6,483	6,229
Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	43,093	42,207
Encumbered liquid assets	21,449	23,623
Unencumbered liquid assets	21,644	18,584
Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	41,487	42,254
Encumbered liquid assets	13,084	11,627
Unencumbered liquid assets	28,403	30,627
Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	13,018	11,659
Encumbered liquid assets	5,441	6,864
Unencumbered liquid assets	7,577	4,795
Bank owned liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	258,389	187,183
Bank owned liquid assets [member] | Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	62,518	17,359
Bank owned liquid assets [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	112,403	85,881
Bank owned liquid assets [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	4,798	4,928
Bank owned liquid assets [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	27,169	26,441
Bank owned liquid assets [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	40,592	41,378
Bank owned liquid assets [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	10,909	11,196
Securities received as collateral [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	115,418	106,449
Securities received as collateral [member] | Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	0	0
Securities received as collateral [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	92,202	86,205
Securities received as collateral [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	4,288	3,139
Securities received as collateral [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	15,924	15,766
Securities received as collateral [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	895	876
Securities received as collateral [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 2,109	$ 463